Cash and cash equivalents	12 Months Ended
Mar. 31, 2019
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Cash and cash equivalents

6. Cash and cash equivalents

The Company considers all highly liquid investments with an initial maturity of up to three months to be cash equivalents. Cash and cash equivalents consist of the following:

	As at
	March 31,	March 31,
	2019	2018
Cash and bank balances	$43,933	$47,738
Short term deposits with banks*	41,511	52,091

Total	$85,444	$99,829

* Short term deposits can be withdrawn by the Company at any time without prior notice and are readily convertible into known amounts of cash with an insignificant risk of changes in value.